December 8,  2009

Karen J. Garnett
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3010
Washington, DC 20549

Re:	Klein Retail Centers, Inc.
Letter of Comment dated November 6, 2009
File No. 333-157962

Ms. Garnett:

Attached for filing with the Securities and Exchange Commission is Amendment No.4 to the Klein Retail Centers, Inc. registration statement on Form S-11.  Simultaneously with this filing I have delivered a courtesy copy of this amendment marked to show changes to Stacie Gorman, the Staff Attorney of record for this offering, and Jorge Bonilla, the reviewing accountant of record.

The  following responses address the comments of the reviewing staff of the Commission as set forth  in a comment letter dated November 6, 2009 (the "Comment Letter").  The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing  the  location of each response thereto in the Registration Statement.

Cover Page

1.	The requested disclosure has been added on the cover page and throughout the prospectus.

2.
The Staff's comment is noted but we believe that it is common and customary to highlight the name of the underwriter on the bottom of the cover page for both best efforts and firm commitment offerings.  We believe that this approach is in compliance with the requirements of Item 501 of Regulation S-K.  We can provide samples of this format if requested.

Cassidy & Associates letter	Page Number 2

3.	The requested disclosure has been added and appears on the cover page of the prospectus.

Risk Factors

4.	The requested disclosure has been deleted.

Plan of Distribution

5.	The noted disclosure has been rewritten and clarified.

6.	The over-allotment option has been removed.

Klein Retail Centers

Current Operations

7.	The inadvertently omitted language has been added and appears on page 18 of the prospectus.

8.	The disclosure on vacancies has been updated to reflect the status of the property as of September 30, 2009.

Management's Discussion and Analysis of Financial Condition and Results of Operations

9.
The disclosure has been updated so that all figures refer to the financial statements of 9/30/2009.  The taxes and insurance line items are identified.  All figures have been revised to be in accordance with GAAP.

Current Operations

10.	The requested disclosure has been added and appears on page 31 of the prospectus.

11.
We are unable to locate the noted language referenced to appear on page 29 under Current Operations but language has been reviewed to ensure that the disclosure refers to an agreement with the dealer manager for the underwriting of the promissory note offering.

We suggest that adding the agreement for underwriting of the promissory note offering as an exhibit may be confusing given that the dealer manager agreement for this offering  has already been filed as an exhibit.  We ask to provide this agreement to the Staff supplementally.

Executive Compensation

12.	The requested disclosure has been added and appears on page 36 of the prospectus.

Cassidy & Associates letter	Page Number 3

Financial Statements

13.	The shares were considered issued to John Kiley for services to be rendered during 2008, and as such, were recorded as consulting expense by the Company.

The cancellation of the shares issued to Kiley were recorded as a cancellation at par, shown by the journal entry below.

DR Common stock	$20
CR Additional paid-in capital	$20

The accounting treatment for the cancellation was determined using the guidance under SFAS 123(R) Share-based Payment, specifically paragraphs 55 through 57 for “Repurchase or Cancellation of Awards of Equity Instruments.” Paragraph 57 states, “a cancellation of an award that is not accompanied by a concurrent grant or a replacement award or other valuable consideration shall be accounted for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.”

The cancellation of the Kiley shares was done without consideration and as all cost had already been expensed, there can be no reversal of the cost previously expensed.

We note that the shares were issued to Kiley for consulting services to be performed in 2008 and the services were never performed.

As no services were performed, the Company does not believe it has any liability.

Sincerely,

Lee W. Cassidy